Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Organization and Reorganization
Schedule of principal subsidiaries, major VIEs and major subsidiaries of VIEs

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, virtual dealership, online marketing services

	Place and
	year of	Percentage of
	incorporation/	direct or indirect
Major VIEs	acquisition	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Best Cars Limited (“Best Cars”)	British Virgin Islands, 2018	100	Holding of ordinary shares for restricted share awards

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
Beijing Zhongrui Guochuang Automobile Sales & Service Co., Ltd. (“Zhongrui Guochuang”)	Beijing, PRC 2016	100	Auto shows
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Vehicle sales facilitation
Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. (“GuoHeng Chuangxin”)	Beijing, PRC 2016	100	Vehicle sales facilitation
Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. (“GuoChuang Automobile”)	Shandong, PRC 2016	100	Vehicle sales facilitation
Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. (“Tianjin Hengyuan”)	Tianjin, PRC 2016	100	Vehicle sales facilitation

Schedule of consolidated financial statements

	As of December 31,	As of December 31,
	2018	2019
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	25,166	13,136
Accounts receivable, net	27,160	6,834
Prepayments and other current assets	16,692	17,092
Amount due from the subsidiaries of the Group	4,973	11,197
Total current assets	73,991	48,259
Non-current assets:
Property, equipment and software, net	522	313
Long-term investments	4,390	7,874
Total non-current assets	4,912	8,187
TOTAL ASSETS	78,903	56,446
Current liabilities:
Accounts payable	1,871	3,624
Advance from customers	13,922	2,677
Salary and welfare benefits payable	30,535	29,970
Other taxes payable	12,651	12,412
Other current liabilities	5,306	800
Amount due to the subsidiaries of the Group	233,295	183,674
Total current liabilities	297,580	233,157
TOTAL LIABILITIES	297,580	233,157

	For the year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	280,081	329,788	144,115
Net (loss)/profit from continuing operations	(66,300)	(34,674)	7,450
Net (loss)/profit from discontinued operations	(14,977)	(3,612)	-
Net (loss)/profit	(81,277)	(38,286)	7,450

	For the year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(10,540)	24,144	(6,612)
Net cash used in investing activities	-	(50)	(5,418)
Net cash generated from/(used in) financing activities	18,148	(31,138)	-
Net increase/(decrease) in cash and cash equivalent	7,608	(7,044)	(12,030)